Retirement Plans - Summary of Categories in Fair Value Hierarchy (Parenthetical) (Details 10) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Fair values of pension plan assets
Real estate investment grade securities	$ 941,224	$ 1,148,218